Summary Of Significant Accounting Policies (Narrative) (Details)	12 Months Ended
Dec. 31, 2017
Tax Year 2014 [Member]
Trust's open tax years	2014
Tax Year 2015 [Member]
Trust's open tax years	2015
Tax Year 2016 [Member]
Trust's open tax years	2016
Tax Year 2017 [Member]
Trust's open tax years	2017